Balance Sheet Components (Additional Information) (Details) - USD ($)		12 Months Ended
	Aug. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 09, 2024	Jun. 18, 2024	Jun. 11, 2024	Oct. 11, 2023	Sep. 25, 2023
Property, Plant and Equipment [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Cash Consideration		$ 0	$ (10,000,000)
Common stock, shares issued		243,312,885	160,084,250		3,250,000	3,250,000		474,683
Impairment Loss		$ 0
Depreciation expense		14,000	$ 40,000
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares Purchased Under Stock Purchase Agreement	500,000
Common stock, par value	$ 0.0001
Deferred offering costs		6,000,000	$ 0
Cash Consideration	$ 2,000,000	$ 2,300,000
Common stock, shares issued	300,000
Net Amount of shares	$ 2,300,000
Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member] | Cash [Member]
Property, Plant and Equipment [Line Items]
Cash Consideration	$ 2,000,000
Common Stock [Member] | Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares issued	300,000
Price per share (in Dollars per share)	$ 1.15
Semnur Common Stock [Member] | Semnur Merger Agreement And Sponsor Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value		$ 0.00001
Convertible Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Conversion Price				$ 10
Debt accrued interest				$ 0
Convertible notes payable		$ 75,300
Convertible Promissory Note [Member] | Principal Balance [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount				15,063.74
Convertible Promissory Note [Member] | Remaining Drawable Balance [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount				164,936.26
Maximum [Member]
Property, Plant and Equipment [Line Items]
Conversion Price							$ 2
Maximum [Member] | Convertible Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Initial principal amount				$ 180,000